Document and Entity Information	Dec. 13, 2025
Entity Addresses [Line Items]
Document Type	8-K
Document Period End Date	Dec. 13, 2025
Entity File Number	001-39489
Entity Registrant Name	Nuburu, Inc.
Central Index Key	0001814215
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-1288435
Entity Address, Address Line One	44 Cook Street
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80206
City Area Code	303
Local Phone Number	780-7389
Amendment Flag	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	BURU
Security Exchange Name	NYSEAMER
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	7442 S Tucson Way
Entity Address, Address Line Two	Suite 130
Entity Address, City or Town	Centennial
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80112